EARNINGS PER SHARE (EPS) - Basic (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic numerator
Net income	R$ 1,387,020	R$ 4,566,317	R$ 7,501,565
Common
Basic numerator
Net income	R$ 497,038	R$ 1,574,058	R$ 2,576,016
Basic denominator
Weighted-average outstanding shares, after deducting the average treasury shares (Refer to Note 24 for number of shares)	718,139,434	720,527,899	720,631,731
Earnings per share (in R$) - Basic	R$ 0.69	R$ 2.18	R$ 3.57
Preferred
Basic numerator
Net income	R$ 889,982	R$ 2,992,259	R$ 4,925,549
Basic denominator
Weighted-average outstanding shares, after deducting the average treasury shares (Refer to Note 24 for number of shares)	1,285,879,767	1,369,712,176	1,377,906,016
Earnings per share (in R$) - Basic	R$ 0.69	R$ 2.18	R$ 3.57